Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Fair value of all held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Term deposits		¥ 449,400	538,325
Mandatory reserve deposit percentage		20.00%
CL hotel investor, L.P. [member]
Disclosure of financial assets [Line Items]
Overseas borrowings backed by domestic deposits		¥ 6,861
Glorious Fortune Forever Limited [member]
Disclosure of financial assets [Line Items]
Overseas borrowings backed by domestic deposits		7,080
Sunny Bamboo Limited and Golden Bamboo Limited [member]
Disclosure of financial assets [Line Items]
Overseas borrowings backed by domestic deposits		750
Guo Yang Guo Sheng [member]
Disclosure of financial assets [Line Items]
Term deposits		2,000
Current deposit		1,247
Term deposits [member]
Disclosure of financial assets [Line Items]
Term deposits		16,691	13,200
Fair value [member]
Disclosure of financial assets [Line Items]
Fair value of all held-to-maturity securities	[1],[2]	692,984	619,152
Term deposits	[2]	¥ 449,400	¥ 538,325

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).
[2]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.